Debt - Gazprombank Facilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified							1 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2010 Yakutugol [Member]	Sep. 30, 2010 Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2013 U.S. Dollar [Member]	Dec. 31, 2012 U.S. Dollar [Member]	Apr. 30, 2012 Gazprombank Facilities [Member]	Feb. 28, 2010 Gazprombank Facilities [Member]	Dec. 31, 2013 Gazprombank Facilities [Member]	Dec. 31, 2012 Gazprombank Facilities [Member]	Mar. 31, 2014 Gazprombank Facilities [Member] Subsequent Event [Member]	Apr. 30, 2013 Gazprombank Facilities [Member] U.S. Dollar [Member]	Dec. 31, 2013 Gazprombank Facilities [Member] U.S. Dollar [Member] Yakutugol [Member]	Apr. 30, 2013 Gazprombank Facilities [Member] U.S. Dollar [Member] Yakutugol [Member]	Apr. 30, 2013 Gazprombank Facilities [Member] U.S. Dollar [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2013 Gazprombank Facilities [Member] U.S. Dollar [Member] Southern Kuzbass Coal Company (SKCC) [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	$ 9,005,129	$ 9,357,887	$ 857,143	$ 857,143	$ 3,023,496	$ 3,264,017		$ 1,000,000	$ 500,000	$ 500,000			$ 461,889			$ 351,264
Credit facility including short-term portion	350,379	180,955			128,771	15,698		480,000
Credit facility maturity year								2010
Rescheduled repayment period								2013-2015
Credit facility basis spread on base rate								5.30%			5.25%
Loan agreements credit facility amount												889,000
Credit facility short-term outstanding amount											37,098			202,443	250,000
Maturity grace period															3 years
Credit facility, Unused portion	$ 280,829	$ 580,939											$ 27,111			$ 48,736
Loan maturity period												5 years
Yakutugol and SKCC signed loan agreements credit facility amount, maturity period							5 years		5 years
Three year grace period bearing interest							7.50%
Loan repayment maturity period											March 2016
Line of credit facility, interest rate description											The interest rate was changed to 6M LIBOR plus 5.25% p.a